Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income Taxes

6.           Income Taxes

The Company and its subsidiaries are subject to taxation in various jurisdictions including Hong Kong. Pursuant to the rules and regulations of the Cayman Islands, the Company is not subject to any income tax in the Cayman Islands. The income of its subsidiaries which are incorporated in the BVI is not subject to taxation in the BVI under the current BVI law. The subsidiary operating in Hong Kong is subject to income taxes as described below.

The subsidiary operating in Hong Kong was subject to a two-tiered profits tax rates regime at the rate of 8.25% for the first HK$2,000 assessable profits and at 16.5% over HK$2,000 assessable profits for the years ended December 31, 2022 and 2023 respectively.

As of December 31, 2023, the Board of Directors considered that the Company had accounted for the uncertain tax positions affecting its consolidated financial position, results of operations or cash flows, and will continue to evaluate for any uncertain position in future. The Company’s tax positions related to open tax years are subject to examination by the relevant tax authorities.

For the year ended December 31, 2024, final tax assessments for the previous open tax years with an aggregate amount of HK$20,738 were issued by the Inland Revenue Department of Hong Kong (“IRD”) and the Company had fully settled the respective tax amount and considered that no uncertain tax position should be recorded as of December 31, 2024.

The provision for income taxes consists of the following:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
	HK$	HK$	HK$

Hong Kong profits tax
- Current	907	1,047	1,948
- Overprovision in previous year	—	—	(5,480)
	907	1,047	(3,532)
Tax interests and penalties	—	—	11,290
	907	1,047	7,758

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
	HK$	HK$	HK$

Provision for income taxes at Hong Kong profits tax rates	926	1,174	(3,603)
Tax interests and penalties	—	—	11,290
Effect of income not chargeable for tax purpose	(32)	(154)	—
Effect of expenses not deductible for tax purpose	—	—	—
Change in valuation allowance	13	27	71
	907	1,047	7,758

The Group recognized the valuation allowance against its deferred tax assets attributable to net operating loss carryforwards. The net operating loss carryforwards are subject to agreement by IRD and may be carried forward indefinitely. Management determined that it was more likely than not that the deferred tax asset will not be realized and recorded a 100% valuation allowance for the years ended December 31, 2022, 2023 and 2024.